Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
VAT Receivable	$ 588	$ 717
Withholding tax recoverable	99	93
Prepaid expenses - third party	811	753
Prepaid expenses - associated companies	1	3
Receivables associated companies	2	8
Contingent consideration receivable		450
Other receivables and current assets	1,360	1,030
Total other current assets	$ 2,861	$ 3,054